Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense - Schedule of Interest Expense (Details) [Line Items]
Interest on indebtedness	$ 227,411	$ 252,257	$ 197,491
Interest on derivative instruments			3,040
Interest on satellite performance incentive payments	1,144	1,464	1,797
Interest on significant financing component	13,834	15,713	17,229
Interest on employee benefit plans (Note 32)	(150)	(607)	588
Interest on leases	1,518	1,523	1,611
Interest expense	$ 243,757	$ 270,350	$ 221,756